Related Party Transactions (Details Narrative) - KRW (₩) ₩ in Thousands	Feb. 26, 2018	Feb. 25, 2018	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Due to related party			₩ 71,279	₩ 45,980	₩ 18,895
Ung Gyu Kim [Member]
Due to related party	₩ 237,740	₩ 141,216	₩ 71,279	₩ 45,980
Debt instrument maturity date	Feb. 25, 2019	Jun. 25, 2020
Debt instrument, interest rate	4.60%	4.60%